UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6126

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	2/28/06

SSL-DOCS2 70180139v2

FORM N-Q

Item 1.	Schedule of Investments.

Dreyfus Pennsylvania Municipal Money Market Fund
Statement of Investments
February 28, 2006 (Unaudited)
	Principal
Tax Exempt Investments--103.0%	Amount ($)		Value ($)

Allegheny County, GO Notes, Refunding
4.95%, 10/1/2006 (Insured; FGIC)	300,000		302,877
Allegheny County Hospital Development Authority,
Health and Hospital Revenue:
(Pittsburgh Mercy Health System)
5.42%, 8/15/2006 (Insured; AMBAC)	2,135,000	a	2,156,510
(UPMC Health System)
5.22%, 7/1/2006 (Insured; MBIA)	1,085,000		1,093,626
Allegheny County Industrial Development Authority, Revenue:
Healthcare Facilities
(Residential Rental Development)
3.25% (LOC; Wachovia Bank)	1,225,000	b	1,225,000
Industrial
(Watson Rhenania) 3.28% (LOC; PNC Bank)	1,420,000	b	1,420,000
Beaver Falls Municipal Authority, Water and
Hydroelectric Revenue 4.97%, 6/1/2006
(Insured; AMBAC)	165,000		165,717
Berks County Industrial Development Authority,
Industrial Revenue:
(Bachman Co. Project)
3.28% (LOC; PNC Bank)	1,425,000	b	1,425,000
(Beacon Container Corp. Project)
3.35% (LOC; Wachovia Bank)	815,000	b	815,000
(EJB Paving and Materials)
3.35% (LOC; Wachovia Bank)	110,000	b	110,000
(Fleetwood Industries Business Trust)
3.28% (LOC; First Tennessee Bank)	2,445,000	b	2,445,000
(Ram Industries Inc.)
3.30% (LOC; PNC Bank)	2,415,000	b	2,415,000
Bucks County Industrial Development Authority, Revenue
(Christian Life Center) 3.30%
(LOC; Wachovia Bank)	1,700,000	b	1,700,000
Butler County Industrial Development Authority,
EDR:
(Armco Inc. Project) 3.28% (LOC; Fifth Third Bank)	1,435,000	b	1,435,000
(Butler County Family YMCA Project) 3.27%
(LOC; National City Bank)	6,500,000	b	6,500,000

Chester County, Revenue
3.28% (LOC; PNC Bank)	1,600,000	b	1,600,000
Chester County Industrial Development Authority:
Revenue (Delaware Valley Friends School) 3.25%
(LOC; Wachovia Bank)	625,000	b	625,000
Student Housing Revenue
(University Student Housing LLC Project) 3.24%
(LOC; Citizens Bank of Pennsylvania)	4,000,000	b	4,000,000
Cumberland County, GO 3.23%
(Insured; AMBAC and Liquidity Facility; Wachovia Bank)	3,290,000	b	3,290,000
Dauhin County, GO Notes 3.90%, 11/15/2006
(Insured; AMBAC)	100,000		100,204
Dauphin County Industrial Development Authority,
Revenue (WITF Inc. Project)
3.21% (LOC; Citizens Bank of Pennsylvania)	5,000,000	b	5,000,000
Delaware County Industrial Development Authority,
Industrial Revenue (Astra Foods Inc. Project)
3.35% (LOC; Wachovia Bank)	4,000,000	b	4,000,000
East Hempfield Township Industrial Development Authority:
Healthcare Facilities Revenue
(The Mennonite Home Project) 3.29%
(LOC; M&T Bank)	2,300,000	b	2,300,000
Industrial Revenue
(BGT Realty Project) 3.33% (LOC; Fulton Bank)	2,750,000	b	2,750,000
Erie County Hospital Authority, Revenue (Union County
Memorial Hospital Project) 3.25% (LOC; M&T Bank)	1,600,000	b	1,600,000
Franklin County Industrial Development Authority, Revenue:
(James and Donna Martin Project)
3.35% (LOC; Wachovia Bank)	215,000	b	215,000
(Loudon Industries Inc. Project)
3.38% (LOC; M&T Bank)	1,300,000	b	1,300,000
Hampden Industrial Development Authority, Revenue
(Pennsylvania Pipe, Inc. Project)
3.35% (LOC; Wachovia Bank)	1,190,000	b	1,190,000
Kutztown Area School District, GO Notes
2.95%, 3/15/2006 (Insured; FGIC)	250,000		250,054
Lancaster County Hospital Authority,
Healthcare Facilities Revenue
(Lancaster General Hospital Project) 3.28%
(LOC; Fulton Bank)	7,400,000	b	7,400,000

Lancaster Industrial Development Authority:
EDR
(Purple Cow Partners LLC Project)
3.26% (LOC; First Tennessee Bank)	2,500,000	b	2,500,000
Industrial Revenue:
(Farm and Home Foundation of Lancaster
County Project) 3.28% (LOC; Fulton Bank)	2,615,000	b	2,615,000
(Snavely's Mill Project) 3.38% (LOC; Fulton Bank)	2,820,000	b	2,820,000
Lancaster Municipal Authority, Revenue
(Ephrata Community Hospital Project)
3.30% (LOC; Fulton Bank)	2,600,000	b	2,600,000
Lehigh County Industrial Development Authority,
Industrial Revenue (Prior Coated Metals)
3.45% (LOC; Wachovia Bank)	720,000	b	720,000
Montgomery County Industrial Development Authority:
CP (Exelon Co. Project):
Industrial Revenue
3.15%, 3/3/2006 (LOC; Wachovia Bank)	1,995,000		1,995,000
PCR:
3.15%, 3/14/2006 (LOC; Banque Nationale de Paris)	6,000,000		6,000,000
3.25%, 4/12/2006 (LOC; Banque Nationale de Paris)	6,840,000		6,840,000
Health, Hospital and Nursing Home Revenue
(Independent Support System Project)
3.30% (LOC; Wachovia Bank)	150,000	b	150,000
Industrial Revenue:
(Girl Scouts of Southeastern Pennsylvania)
3.30% (LOC; Wachovia Bank)	200,000	b	200,000
(Recigno Laboratories)
3.35% (LOC; Wachovia Bank)	1,000,000	b	1,000,000
New Garden General Authority, Municipal
Revenue (Municipal Pooled Financing Program II) 3.20%
(Insured; FSA and Liquidity Facility; Bank of Nova Scotia)	2,050,000	b	2,050,000
New Kensington Arnold School District, GO Notes
4%, 5/15/2006 (Insured; FSA)	415,000		416,043
Northhampton County General Purpose Authority,
Revenue (Lafayette College) 4.44% 11/16/2006	1,000,000		1,009,529
Northampton County Higher Education Authority,
College Revenue (Moravian College)
4.91%, 7/1/2006 (Insured; AMBAC)	100,000		100,738

Northampton County Industrial Development Authority,
Industrial Revenue:
(Reale Associates Project)
3.35% (LOC; Wachovia Bank)	1,660,000	b	1,660,000
(S & L Plastics Project)
3.35% (LOC; Bank of America)	2,750,000	b	2,750,000
Pennsylvania:
GO Notes:
4.96%, 7/1/2006	1,300,000		1,307,658
5.13%, 10/15/2006	300,000		303,567
Revenue 3.24% (Liquidity Facility;
JPMorgan Chase Bank)	900,000	b,c	900,000
Pennsylvania Economic Development Financing Authority:
EDR:
3.28% (LOC; PNC Bank)	400,000	b	400,000
(Edward C Ford Junior)
3.28% (LOC; PNC Bank)	350,000	b	350,000
(Premium Molding Project) 3.28% (LOC; PNC Bank)	1,000,000	b	1,000,000
Exempt Facilities Revenue (York Water Co. Project)
3.28% (Insured; XLCA and Liquidity
Facility; PNC Bank)	4,975,000	b	4,975,000
Industrial Revenue:
(Material Technology and Logistics)
3.30% (LOC; Wachovia Bank)	510,000	b	510,000
(Westrum Harleysville II Project)
3.24% (LOC; FHLB)	1,000,000	b	1,000,000
RRR 3.25% (Insured; AMBAC and
Liquidity Facility; Citibank N.A.)	2,500,000	b,c	2,500,000
SWDR (Waste Management Inc.) 3.25%
(Liquidity Facility: Lloyds TSB Bank PLC and
Merrill Lynch)	4,495,000	b,c	4,495,000
Pennsylvania Higher Educational Facilities Authority:
College and University Revenue:
4.95%, 6/15/2006 (Insured; AMBAC)	1,150,000		1,157,514
(Holy Family College Project)
3.21% (LOC; Commerce Bank)	550,000	b	550,000
Student Housing Revenue (Washington and
Jefferson Development) 3.23%
(LOC; Unicredito Italiano SPA)	8,000,000	b	8,000,000
Pennsylvania Housing Finance Agency,
Revenue 3.25% (Insured; FSA
and Liquidity Facility; Merrill Lynch)	3,600,000	b,c	3,600,000

Pennsylvania Industrial Development Authority,
EDR 5.97%, 7/1/2006 (Insured; AMBAC)	1,010,000	a	1,019,318
Pennsylvania Intergovernmental Cooperative Authority,
Special Tax Revenue, Refunding
(Philadelphia Funding Project):
4.95%, 6/15/2006 (Insured; FGIC)	100,000		100,611
5.93%, 6/15/2006 (Insured; FGIC)	150,000		151,385
Philadelphia:
Airport Revenue
3.26% (Insured; MBIA and
Liquidity Facility; Merrill Lynch)	1,000,000	b,c	1,000,000
Gas Works Revenue
5.22%, 7/1/2006 (Insured; FSA)	2,000,000		2,019,380
GO Notes, TRAN 4%, 6/30/2006	8,710,000		8,740,835
Water and Wastewater Revenue
5.44%, 6/15/2006 (Insured; MBIA)	525,000		528,567
Philadelphia Authority for Industrial Development:
Health Care Facility Revenue:
(Gift of Life Donor Program Project)
3.21% (LOC; Commerce Bank)	900,000	b	900,000
(Greater Philadelphia Health Action Project)
3.21% (LOC; Commerce Bank)	2,840,000	b	2,840,000
IDR:
(David Michael and Co. Inc.)
3.30% (LOC; Wachovia Bank)	585,000	b	585,000
(I Rice Associates LP Project)
3.35% (LOC; Wachovia Bank)	455,000	b	455,000
Philadelphia Hospitals and Higher Education Facilities
Authority, HR (Nazareth Hospital/Franciscan
Health System Project)
4.92%, 7/1/2006 (Insured; MBIA)	1,075,000		1,080,479
Philadelphia Municipal Authority, LR
4.97%, 5/15/2006 (Insured; FSA)	3,000,000		3,011,548
Pittsburgh, GO Notes, Refunding 5.97%, 3/1/2006
(Insured; MBIA)	1,100,000		1,100,000
Plum Borough School District, GO Notes
3.56%, 3/15/2006 (Insured; FSA)	135,000		135,011
Roaring Fork Municipal Products, LLC
3.33% (Insured; MBIA and Liquidity
Facility; The Bank of New York)	10,855,000	b,c	10,855,000
Schuylkill County Industrial Development Authority,
Industrial Revenue (M&Q Packing Corp. Project)
3.32% (LOC; PNC Bank)	670,000	b	670,000

Scranton-Lackawanna Health and Welfare Authority,
HR (Community Medical Center Project)
5.18%, 7/1/2006 (Insured; MBIA)		935,000		940,888
Scranton School District, GO Notes
4.20%, 4/1/2006 (Insured; AMBAC)		685,000		685,716
Southmoreland School District, GO Notes
3.71%, 4/1/2006 (Insured; MBIA)		370,000		370,325
State Public School Building Authority,
School Revenue (Putters Program) 3.25%
(Insured; FSA and Liquidity Facility; PB Finance Inc.)		3,225,000	b,c	3,225,000
Susquehanna County Industrial Development
Authority, IDR (Stabler Companies, Inc. Project)
3.30% (LOC; Wachovia Bank)		3,200,000	b	3,200,000
Telford Industrial Development Authority,
Revenue (Ridgetop Project)
3.35% (LOC; Bank of America)		4,400,000	b	4,400,000
Temple University of the Commonwealth System of
Higher Education, College and University Revenue
3.94%, 4/28/2006		5,350,000		5,360,309
Upper Merion Municipal Utility Authority,
Guaranteed Sewer Revenue 3.21%
(Liquidity Facility; Commerce Bank)		1,300,000	b	1,300,000
Venango County Industrial Development Authority, RRR,
CP (Scrubgrass Project) 3.35%, 3/7/2006
(LOC; Dexia Credit Locale)		1,000,000		1,000,000
York County, GO Notes, TRAN 3.98%, 6/30/2006		2,000,000		2,005,585
York Redevelopment Authority, Revenue
3.28% (LOC; M&T Bank)		3,515,000	b	3,515,000

Total Investments (cost $186,498,994)		103.0%		186,498,994

Liabilities, Less Cash and Receivables		(3.0%)		(5,469,815)

Net Assets		100.0%		181,029,179

Summary of Abbreviations

ACA	American Capital Access
AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes

BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation
CP	Commercial Paper
EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association
GO	General Obligation
HR	Hospital Revenue
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDR	Industrial Development Revenue
LOC	Letter of Credit
LOR	Limited Obligation Revenue
LR	Lease Revenue
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue
RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes

TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Notes to Statement of Investments.
a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Securities payable on demand. Variable interest rate-subject to periodic change.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, these securities amounted to $26,575,000 or 14.7% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SSL-DOCS2 70180139v2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	April 21, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	April 21, 2006

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

SSL-DOCS2 70180139v2